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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY  10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ David Sorkin               New York, NY      May 15, 2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 35
                                        --------------------

Form 13F Information Table Value Total: $10,696,622
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-13533                     KKR Investment Management LLC
    ------       -----------------         ---------------------------------

List of Other Managers Reporting for this Manager:

Form 13F File Number                       Name

28-14775                                   KKR Asset Management LLC
   -----                                   ---------------------------------

Explanatory Notes:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

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                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                        FOR QUARTER ENDED MARCH 31, 2012

                                                                                                            Voting Authority
                                               Value (x                  SH/ Put/  Investment   Other   ------------------------
   Name of Issuer     Title of Class   CUSIP    $1000)   Shrs or prn amt PRN Call  Discretion  Managers Sole     Shared     None
-------------------- --------------- --------- --------- --------------- --- ---- ------------ -------- ---- -------------- ----
AVAGO TECHNOLOGIES
 LTD(a)              SHS             Y0486S104 372,557   9,560,087(b)    SH       SHARED-OTHER               9,560,087(b)
CADENCE DESIGN
 SYSTEM INC          NOTE 2.625% 6/0 127387AJ7 17,169    10,235,000      PRN      SHARED-OTHER 1             10,235,000
CHARLES RIV LABS
 INTL INC            NOTE 2.250% 6/1 159864AB3 5,013     5,000,000       PRN      SHARED-OTHER 1             5,000,000
CHART INDS INC       NOTE 2.000% 8/0 16115QAC4 1,890     1,500,000       PRN      SHARED-OTHER 1             1,500,000
DOLLAR GEN CORP
 NEW(a)              COM             256677105 4,816,791 104,259,541(c)  SH       SHARED-OTHER               104,259,541(c)
EQUINIX INC          NOTE 2.500% 4/1 29444UAF3 14,600    10,500,000      PRN      SHARED-OTHER 1             10,500,000
FTI CONSULTING INC   NOTE 3.750% 7/1 302941AB5 2,430     2,000,000       PRN      SHARED-OTHER 1             2,000,000
HCA HOLDINGS
 INC(a)              COM             40412C101 2,165,453 87,528,426(d)   SH       SHARED-OTHER               87,528,426(d)
HEALTH CARE
 REIT INC            NOTE 3.000%12/0 42217KAR7 2,269     2,000,000       PRN      SHARED-OTHER 1             2,000,000
HERTZ GLOBAL
 HOLDINGS INC        NOTE 5.250% 6/0 42805TAA3 39,225    20,500,000      PRN      SHARED-OTHER 1             20,500,000
JAZZ PHARMACEUTICALS
 PLC(a)              SHS USD         G50871105 335,373   6,919,193(e)    SH       SHARED-OTHER               6,919,193(e)
KINROSS GOLD CORP    NOTE 1.750% 3/1 496902AD9 14,971    15,084,000      PRN      SHARED-OTHER 1             15,084,000
KINROSS GOLD CORP    COM NO PAR      496902404 3,553     362,900         SH  PUT  SHARED-OTHER 1             362,900
KKR & CO L P DEL     COM UNITS       48248M102 69,214    4,667,166       SH       SHARED-OTHER 1             4,667,166
L-3 COMMUNICATIONS
 CORP                DEBT 3.000% 8/0 502413AW7 4,869     5,000,000       PRN      SHARED-OTHER 1             5,000,000

                                                                                                            Voting Authority
                                               Value (x                  SH/ Put/  Investment   Other   ------------------------
   Name of Issuer     Title of Class   CUSIP    $1000)   Shrs or prn amt PRN Call  Discretion  Managers Sole     Shared     None
-------------------- --------------- --------- --------- --------------- --- ---- ------------ -------- ---- -------------- ----
LEUCADIA NATL CORP   NOTE 3.750% 4/1 527288AX2 4,382     3,360,000       PRN      SHARED-OTHER 1             3,360,000
MYLAN INC            NOTE 3.750% 9/1 628530AJ6 14,948    8,000,000       PRN      SHARED-OTHER 1             8,000,000
NIELSEN HOLDINGS
 N V(a)              COM             N63218106 1,178,488 39,100,471(f)   SH       SHARED-OTHER               39,100,471(f)
NXP SEMICONDUCTORS
 N V(a)              COM             N6596X109 1,051,979 39,533,238(g)   SH       SHARED-OTHER               39,533,238(g)
PROLOGIS             NOTE 2.250% 4/0 74340XAQ4 9,700     10,000,000      PRN      SHARED-OTHER 1             10,000,000
PROSHARES TR         SHRT 20+YR TRE  74347X849 478       14,400          SH       SHARED-OTHER 1             14,400
RAYONIER TRS HLDGS
 INC                 NOTE 4.500% 8/1 75508AAC0 14,836    10,731,000      PRN      SHARED-OTHER 1             10,731,000
ROCKWOOD HLDGS
 INC(a)              COM             774415103 364,948   6,998,053(h)    SH       SHARED-OTHER               6,998,053(h)
SALESFORCE COM INC   NOTE 0.750% 1/1 79466LAB0 27,121    14,500,000      PRN      SHARED-OTHER 1             14,500,000
SEALY CORP(a)        COM             812139301 92,445    45,764,718(i)   SH       SHARED-OTHER               45,764,718(i)
SOTHEBYS             NOTE 3.125% 6/1 835898AC1 1,900     1,500,000       PRN      SHARED-OTHER 1             1,500,000
SILVER STD RES INC   COM             82823L106 167       11,100          SH  PUT  SHARED-OTHER 1             11,100
STANLEY WKS          FRNT 5/1        854616AM1 5,128     4,233,000       PRN      SHARED-OTHER 1             4,233,000
TEREX CORP NEW       NOTE 4.000% 6/0 880779AV5 4,760     3,000,000       PRN      SHARED-OTHER 1             3,000,000
TRANSOCEAN INC       NOTE 1.500%12/1 893830AW9 3,461     3,500,000       PRN      SHARED-OTHER 1             3,500,000
TRANSOCEAN LTD       REG SHS         H8817H100 5,596     102,300         SH  PUT  SHARED-OTHER 1             102,300
VIRGIN MEDIA INC     NOTE 6.500%11/1 92769LAB7 21,350    14,000,000      PRN      SHARED-OTHER 1             14,000,000
VIROPHARMA INC       NOTE 2.000% 3/1 928241AH1 3,451     2,000,000       PRN      SHARED-OTHER 1             2,000,000

                                                                                                            Voting Authority
                                               Value (x                  SH/ Put/  Investment   Other   ------------------------
   Name of Issuer     Title of Class   CUSIP    $1000)   Shrs or prn amt PRN Call  Discretion  Managers Sole     Shared     None
-------------------- --------------- --------- --------- --------------- --- ---- ------------ -------- ---- -------------- ----
VORNADO RLTY L P     DEB 3.875% 4/1  929043AC1 12,285    12,300,000      PRN      SHARED-OTHER 1             12,300,000
WESTERN REFNG INC    NOTE 5.750% 6/1 959319AC8 13,823    7,400,000       PRN      SHARED-OTHER 1             7,400,000

----------
(a) Position held by one or more entities engaged in KKR's private equity business.

(b) KKR may be deemed to have investment discretion over an aggregate number of 11,457,180 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(c) KKR may be deemed to have investment discretion over an aggregate number of 181,172,991 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(d) KKR may be deemed to have investment discretion over an aggregate number of 89,502,362 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(e) KKR may be deemed to have investment discretion over an aggregate number of 6,942,946 shares.

(f) KKR may be deemed to have investment discretion over an aggregate number of 48,008,131 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(g) KKR may be deemed to have investment discretion over an aggregate number of 58,713,443 shares.

(h) KKR may be deemed to have investment discretion over an aggregate number of 7,147,859 shares.

(i) KKR may be deemed to have investment discretion over an aggregate number of 46,625,921 shares.